Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments [Abstract]
Prepayments for the services cost	$ 29,189	$ 11,151
Prepayments for the hardware devices	38,428,594	36,816,544
Less: Provision for credit loss	(19,214,297)
Prepayments for the services cost from discontinued operations		(4,218)
Total Prepayments for the services cost	$ 19,243,486	$ 36,831,913